Vessel, net - Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Beginning balance	$ 121,341
Depreciation for the period	(5,567)	$ (5,768)	$ (5,710)
Ending balance	115,774	121,341
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	138,060	147,789	115,295
Depreciation for the period
Transfer from advances for vessel acquisition			32,494
Vessel impairment charge		(9,729)
Ending balance	138,060	138,060	147,789
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	(16,719)	(17,288)	(11,578)
Depreciation for the period	(5,567)	(5,768)	(5,710)
Transfer from advances for vessel acquisition
Vessel impairment charge		6,337
Ending balance	(22,286)	(16,719)	(17,288)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	121,341	130,501	103,717
Depreciation for the period	(5,567)	(5,768)	(5,710)
Transfer from advances for vessel acquisition			32,494
Vessel impairment charge		(3,392)
Ending balance	$ 115,774	$ 121,341	$ 130,501